Note 13 - Stock Options and Warrants: Schedule of Share-based Compensation, Stock Options, Activity (Details) - Options and Warrants - shares	6 Months Ended	12 Months Ended
	Feb. 28, 2015	Aug. 31, 2014	Aug. 31, 2013
Stock Options Outstanding	12,366,125	9,573,604	14,648,407
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross	2,892,521	41,245,400
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period		(947,825)
Share-based Compensation Arrangement by Share-based Payment Award, Options, Forfeitures and Expirations in Period	(100,000)	(47,339,044)
Stock Options Exercisable	4,370,207